American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 28, 2022

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Brazil — 4.7%
Banco BTG Pactual SA	1,191,700	5,890,747
Embraer SA, ADR(1)	526,630	7,256,962
Petro Rio SA(1)	2,002,300	10,179,860
Suzano SA	509,700	5,493,041
Vale SA, ADR	256,102	4,735,326
WEG SA	866,200	4,880,996
		38,436,932
China — 27.7%
Alibaba Group Holding Ltd., ADR(1)	185,428	19,505,171
BYD Co. Ltd., H Shares	474,000	14,688,001
China Construction Bank Corp., H Shares	15,828,000	11,870,439
China Education Group Holdings Ltd.	2,421,000	2,074,132
China Tourism Group Duty Free Corp. Ltd., A Shares	202,987	6,556,255
Chinasoft International Ltd.(1)	4,944,000	4,510,909
CIFI Holdings Group Co. Ltd.	10,345,557	7,207,866
Contemporary Amperex Technology Co. Ltd., A Shares	196,698	16,849,013
Country Garden Services Holdings Co. Ltd.	1,221,000	7,303,970
ENN Energy Holdings Ltd.	372,100	5,388,898
Ganfeng Lithium Co. Ltd., H Shares	635,600	10,787,526
GDS Holdings Ltd., ADR(1)	99,249	4,418,566
Industrial & Commercial Bank of China Ltd., H Shares	8,124,095	4,849,720
JD.com, Inc., Class A(1)	35,923	1,283,149
Kweichow Moutai Co. Ltd., A Shares	29,700	8,446,361
Li Ning Co. Ltd.	1,113,500	11,121,804
Meituan, Class B(1)	291,500	6,475,718
NIO, Inc., ADR(1)	196,770	4,494,227
Ping An Insurance Group Co. of China Ltd., H Shares	617,000	4,784,010
Shenzhou International Group Holdings Ltd.	570,500	9,582,465
Sungrow Power Supply Co. Ltd., A Shares	223,980	4,337,148
Tencent Holdings Ltd.	778,000	41,981,900
Wuxi Biologics Cayman, Inc.(1)	1,201,500	9,938,107
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	1,324,700	9,490,427
		227,945,782
Hungary — 1.3%
OTP Bank Nyrt(1)	280,099	10,688,354
India — 11.5%
Asian Paints Ltd.	139,734	5,905,314
Bajaj Finance Ltd.	92,333	8,644,696
Bata India Ltd.	170,708	4,127,431
HDFC Bank Ltd.	872,955	16,571,094
Hindalco Industries Ltd.	1,354,751	10,411,430
ICICI Bank Ltd., ADR	837,511	16,306,339
Infosys Ltd., ADR(2)	613,294	13,774,583
Jubilant Foodworks Ltd.	106,233	4,130,266
Tata Consultancy Services Ltd.	180,354	8,543,680
UltraTech Cement Ltd.	75,029	6,566,670
		94,981,503

Indonesia — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	50,360,700	16,103,345
Luxembourg — 0.5%
Ternium SA, ADR	101,404	3,983,149
Malaysia — 1.6%
CIMB Group Holdings Bhd	10,009,200	13,634,469
Mexico — 2.5%
Cemex SAB de CV, ADR(1)	750,907	3,829,626
Grupo Financiero Banorte SAB de CV	1,576,923	10,701,456
Wal-Mart de Mexico SAB de CV	1,622,632	6,179,644
		20,710,726
Netherlands — 0.5%
Prosus NV(1)	68,028	4,146,691
Peru — 0.7%
Credicorp Ltd.	37,361	5,650,851
Philippines — 1.1%
Ayala Land, Inc.	11,554,180	8,808,171
Russia — 0.5%
Magnit PJSC	59,103	1,187,560
Novatek PJSC, GDR	43,827	1,688,309
Yandex NV, A Shares(1)	98,765	1,309,426
		4,185,295
Saudi Arabia — 2.9%
Al Rajhi Bank	422,688	18,134,038
Alinma Bank	633,268	6,004,690
		24,138,728
Singapore — 0.4%
Sea Ltd., ADR(1)	24,185	3,521,336
South Africa — 2.3%
Capitec Bank Holdings Ltd.	72,961	9,850,660
Kumba Iron Ore Ltd.	104,440	4,128,386
Naspers Ltd., N Shares	39,850	5,018,333
		18,997,379
South Korea — 16.1%
CJ Logistics Corp.(1)	33,502	3,473,544
Ecopro BM Co. Ltd.	27,506	8,704,323
Hana Financial Group, Inc.	143,848	5,844,233
Hyundai Motor Co.	33,687	4,956,931
Iljin Materials Co. Ltd.	47,362	3,625,403
Mando Corp.	95,497	3,651,096
NAVER Corp.	40,882	10,893,304
Samsung Biologics Co. Ltd.(1)	19,955	12,981,784
Samsung Electro-Mechanics Co. Ltd.	61,361	8,578,772
Samsung Electronics Co. Ltd.	731,024	44,046,664
Samsung SDI Co. Ltd.	21,945	10,113,135
SK Hynix, Inc.	152,109	15,858,048
		132,727,237
Taiwan — 18.0%
ASPEED Technology, Inc.	91,000	8,943,935
Chailease Holding Co. Ltd.	2,718,209	24,669,133
Formosa Plastics Corp.	2,123,000	8,016,480
MediaTek, Inc.	383,000	15,134,562
Merida Industry Co. Ltd.	421,000	4,287,843
momo.com, Inc.	89,000	3,168,315
Silergy Corp.	33,000	4,397,287

Taiwan Semiconductor Manufacturing Co. Ltd.	3,506,774	75,394,084
Win Semiconductors Corp.	392,000	4,291,510
		148,303,149
Thailand — 4.0%
CP ALL PCL	2,552,800	5,307,497
Kasikornbank PCL	2,674,100	13,420,823
PTT Exploration & Production PCL	3,367,400	14,177,606
		32,905,926
Turkey — 0.4%
BIM Birlesik Magazalar AS	574,091	3,037,099
United States — 0.7%
MercadoLibre, Inc.(1)	5,195	5,852,947
TOTAL COMMON STOCKS (Cost $698,150,001)		818,759,069
RIGHTS†
South Korea†
Samsung Biologics Co. Ltd.(1) (Cost $—)	1,322	153,939
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,059	44,059
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,105,762	14,105,762
		14,149,821
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $2,443,511) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $2,388,332)		2,388,330
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $6,496,384) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $6,369,004)		6,369,000
		8,757,330
TOTAL SHORT-TERM INVESTMENTS (Cost $22,907,151)		22,907,151
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $721,057,152)		841,820,159
OTHER ASSETS AND LIABILITIES — (2.1)%		(17,705,100)
TOTAL NET ASSETS — 100.0%		$824,115,059

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.7%
Financials	24.5%
Consumer Discretionary	14.1%
Materials	7.9%
Communication Services	7.0%
Industrials	5.5%
Energy	4.3%
Consumer Staples	2.9%
Real Estate	2.9%
Health Care	2.8%
Utilities	0.7%
Short-Term Investments	2.8%
Other Assets and Liabilities	(2.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,774,583. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,105,762.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	11,992,288	26,444,644	—
China	28,417,964	199,527,818	—
India	30,080,922	64,900,581	—
Luxembourg	3,983,149	—	—
Mexico	3,829,626	16,881,100	—
Peru	5,650,851	—	—
Russia	1,309,426	2,875,869	—
Singapore	3,521,336	—	—
United States	5,852,947	—	—
Other Countries	—	413,490,548	—
Rights	—	153,939	—
Short-Term Investments	14,149,821	8,757,330	—
	108,788,330	733,031,829	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.